Recurring Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Assets Held-in-trust [Abstract]
Recurring Fair Value Measurements
Note
6-Recurring
Fair Value Measurements
As of December 31, 2021 and 2020, investment securities in the Company’s Trust Account consisted of a treasury securities fund in the amount of $277,873,665 and $277,845,876 which was held as money market funds, respectively. The following table presents information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2021, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account—Money Market Fund	$277,873,665	$277,873,665	$—	$—

Liabilities:
Warrant Liabilities-Public Warrants	$8,556,000	$8,556,000	$—	$—
Warrant Liabilities-Private Warrants	4,760,160	—	—	4,760,160
Warrant Liabilities-GEM Warrants	4,000,159	—	—	4,000,159

	$17,316,319	$8,556,000	$—	$8,760,319

The following table presents information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2020, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account—Money Market Fund	$277,845,876	$277,845,876	$—	$—

Liabilities:
Warrant Liabilities-Public Warrants	$23,460,000	$23,460,000	$—	$—
Warrant Liabilities-Private Warrants	13,160,000	—	—	13,160,000

	$36,620,000	$23,460,000	$—	$13,160,000

The Warrants were accounted for as liabilities in accordance with
ASC 815-40 and
are presented within warrant liabilities on the balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the consolidated statement of operations. The Private Warrants were initially valued and continue to be valued using a Black Scholes Option Pricing Model.
The Private Warrants and GEM Warrants are considered to be a Level 3 fair value measurements due to the use of unobservable inputs. The Black Scholes Option Pricing Model’s primary unobservable input utilized in determining the fair value of the Private Warrants and GEM Warrants is the expected volatility of the ordinary shares. The expected volatility as of the IPO date was derived from the post-merger announced publicly traded warrants for comparable SPAC companies as of the valuation date. A Monte Carlo Simulation Method was used in estimating the fair value of the public warrants for periods where no observable traded price was available, using the same expected volatility as was used in measuring the fair value of the Private Warrants. For periods subsequent to the detachment of the warrants from the Units, including December 31, 2021 and December 31, 2020, the closing price of the public warrants was used as the fair value as of each relevant date.
The key inputs into the Black Scholes Option Pricing Model for the Private Warrants were as follows at each of the following balance sheet dates:

Input	December 31, 2021	December 31, 2020
Risk-free interest rate	1.26%	0.47%
Expected term (years)	5.00	5.00
Expected volatility	10.30%	22.0%
Dividend yield	0.0%	0.0%
Exercise price	$11.50	$11.50
Asset Price	$10.01	$10.48
The key inputs into the Black Scholes Option Pricing Model for the GEM Warrants were as follows:

Input	December 12, 2021	December 31, 2021
Risk-free interest rate	0.95%	0.97%
Expected term (years)	3.00	3.00
Expected volatility	10.5%	10.5%
Dividend yield	0.0%	0.0%
Exercise price	$10.00	$10.00
Asset Price	$10.74	$10.48
The primary significant unobservable input used in the fair value measurement of the Company’s private warrants and GEM Warrants is the expected volatility of the ordinary shares. Significant increases (decreases) in the expected volatility in isolation would result in a significantly higher (lower) fair value measurement.
The following table presents the changes in the fair value of warrant liabilities:

	Private Warrants	Public Warrants	GEM Warrants	Total Warrant Liabilities
Fair value as of February 13, 2020	$10,452,800	$18,354,000	$—	$28,806,800
Change in valuation	2,707,200	5,106,000	—	7,813,200

Fair value as of December 31, 2020	13,160,000	23,460,000	—	36,620,000
Change in valuation	(8,399,840)	(14,904,000)	4,000,159	(19,303,681)

Fair value as of December 31, 2021	$4,760,160	$8,556,000	$4,000,159	$17,316,319

Transfers
 to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. There were no
 transfers between levels for the year ended December 31, 2021 and for the period from February 13, 2020 through December 31, 2020 other than the transfer of the Public Warrants from Level 3 to Level 1.
The following table provides a reconciliation of changes in fair value of the beginning and ending balances for the liabilities classified as Level 3:

Warrant
Fair value at December 31, 2019	$—
Initial value of public and private warrant liabilities at February 13, 2020	28,806,800
Change in fair value of private warrants	2,707,200
Public warrants transferred to level 1	(18,354,000)
Fair value at December 31, 2020	13,160,000
Initial value of GEM warrants at December 12, 2021	4,000,159
Change in fair value of private and GEM warrants	(8,399,840)

Fair Value at December 31, 2021	$8,760,319